BORROWINGS	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
BORROWINGS	BORROWINGS
As of December 31, 2023 and December 31, 2022, the Company had secured borrowings with an outstanding balance of $271.7 million and $139.6 million, respectively, as well as a revolving credit facility with an outstanding balance of $90.0 million and $15.0 million, respectively. The Company was in compliance with all covenants as of December 31, 2023.

Risk Retention Master Repurchase

In normal course of business, the Company, through consolidated VIEs, enters into repurchase agreements to finance the Company’s risk retention balance in notes and certificates retained from securitization transactions. Under these agreements, the Company pledges financial instruments as collateral. Our agreements with counterparties generally contain contractual provisions allowing the counterparty the right to sell or repledge the collateral. Pledged securities owned that can be sold or repledge by the counterparty are included in Investments in loans and securities in our balance sheet. As of December 31, 2023 and December 31, 2022, the outstanding principal balance under the repurchase agreements was $251.4 million and $124.6 million, respectively, with a weighted average interest rate of approximately thirteen percent and five percent, respectively. The average remaining contractual maturities of the repurchase agreements were greater than 90 days as of both December 31, 2023 and December 31, 2022.

Receivables Facility

In October 2022, Pagaya Receivables LLC, a wholly-owned subsidiary, entered into a Loan and Security Agreement (the “LSA Agreement”) with certain lenders, which provides for a 3-year loan facility (the “Receivables Facility”) in a maximum principal amount of $22 million to finance certain eligible receivables purchased from sponsored securitization transactions. In June 2023, the Company amended the agreement and increased the maximum principal amount by $10 million to $32 million. Borrowings under the Receivables Facility bear interest at a rate per annum equal to the adjusted term Secured Overnight Financing Rate (subject to a 0.00% floor) plus a margin of 2.20%, and the balance is repaid using cash proceeds received from the receivables. As of December 31, 2023 and December 31, 2022, the outstanding principal balance under the Receivables Facility was $20.3 million and $15.0 million, respectively, which is recorded within secured borrowing on the consolidated balance sheet.

Revolving Credit Facility
In September 2022, the Company entered into a Senior Secured Revolving Credit Agreement (the “SVB Credit Agreement”) with certain lenders. The SVB Credit Agreement provided for a 3-year senior secured revolving credit facility (the “SVB Revolving Credit Facility”) in an initial principal amount of $167.5 million, which included a sub-limit for letters of credit in an initial aggregate principal amount of $50.0 million, of which up to the U.S. dollar equivalent of $20.0 million could be issued in new Israeli shekels.

Proceeds of borrowings under the SVB Revolving Credit Facility were meant to be used to finance the Company’s ongoing working capital needs, permitted acquisitions or for general corporate purposes of the Company and its subsidiaries.

Borrowings under the SVB Revolving Credit Facility bore interest at a rate per annum equal to either (i) a base rate (determined based on the prime rate and subject to a 1.00% floor) plus a margin of 1.75% or (ii) an adjusted term Secured Overnight Financing Rate (subject to a 0.00% floor) plus a margin of 2.75%. A commitment fee accrues on any unused portion of the commitments under the SVB Revolving Credit Facility at a rate per annum of 0.25% and is payable quarterly in arrears. The Company could voluntarily prepay borrowings under the SVB Revolving Credit Facility at any time and from time to time without premium or penalty, subject only to the payment of customary breakage costs. No amortization payments were required to be made in respect of borrowings under the SVB Revolving Credit Facility.
As of December 31, 2023, the Company had $90.0 million drawn, letters of credit issued in the amount of $10.05 million, and $67.45 million of remaining borrowing capacity available under the Revolving Credit Facility. As of December 31, 2022, the outstanding principal balance under the Revolving Credit Facility was $15.0 million. The borrowing under the Revolving Credit Facility was fully repaid upon the closing of new credit agreement that the Company entered into in February 2024. See Note 20 for additional information.